Label	Element	Value
American Funds Growth Portfolio | American Funds Growth Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	American Funds Growth Portfolio
Objective [Heading]	oef_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund’s investment objective is to provide long-term growth of capital.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”) ($250,000 for Class 529-A and ABLE-A shares). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 87 of the prospectus and on page 110 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”) ($250,000 for Class 529-A and ABLE-A shares).
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	1.00%
Strategy [Heading]	oef_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The fund will attempt to achieve its investment objective by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds will primarily consist of growth funds. The fund may also invest in growth-and-income funds. Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented common stocks.

The fund will typically have significant exposure to issuers domiciled outside the United States. The fund may also have exposure to smaller capitalization issuers and issuers domiciled in emerging markets. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking long-term growth of capital.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Investment results
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	capitalgroup.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past investment results (before and after taxes) are not predictive of future investment results.
Bar Chart [Heading]	oef_BarChartHeading	Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)
Bar Chart Narrative [Text Block]	oef_BarChartNarrativeTextBlock

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	(Class F-2 shares are not subject to sales charges.)
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

Highest/Lowest quarterly results during this period were:

Highest 23.47% (quarter ended June 30, 2020)

Lowest -19.29% (quarter ended June 30, 2022)

The fund's total return for the nine months ended September 30, 2025, was 17.10%.

Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	The fund's total return for the nine months ended
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Sep. 30, 2025
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	17.10%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	23.47%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(19.29%)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2024:
American Funds Growth Portfolio | American Funds Growth Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You may lose money by investing in the fund.
American Funds Growth Portfolio | American Funds Growth Portfolio | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
American Funds Growth Portfolio | American Funds Growth Portfolio | Allocation risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

American Funds Growth Portfolio | American Funds Growth Portfolio | Fund structure [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

American Funds Growth Portfolio | American Funds Growth Portfolio | Underlying fund risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

American Funds Growth Portfolio | American Funds Growth Portfolio | Market conditions [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

American Funds Growth Portfolio | American Funds Growth Portfolio | Issuer risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

American Funds Growth Portfolio | American Funds Growth Portfolio | Investing in stocks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks.

American Funds Growth Portfolio | American Funds Growth Portfolio | Investing in small companies [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

American Funds Growth Portfolio | American Funds Growth Portfolio | Investing outside the United States [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

American Funds Growth Portfolio | American Funds Growth Portfolio | Investing in emerging markets [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The underlying fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the underlying fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

American Funds Growth Portfolio | American Funds Growth Portfolio | Management [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Growth Portfolio | American Funds Growth Portfolio | Class R-5E
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	164
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	285
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 640
American Funds Growth Portfolio | American Funds Growth Portfolio | Class F-3
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.38%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	122
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	213
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 480
American Funds Growth Portfolio | American Funds Growth Portfolio | Class 529-T
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.76%
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 326
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	487
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	662
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,169
American Funds Growth Portfolio | American Funds Growth Portfolio | Class T
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 321
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	471
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	635
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,110
American Funds Growth Portfolio | American Funds Growth Portfolio | Class ABLE-A
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.67%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.62%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 01, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 411
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	552
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	705
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,151
American Funds Growth Portfolio | American Funds Growth Portfolio | Class 529-F-3
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.43%
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.43%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 44
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	138
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	241
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 542
American Funds Growth Portfolio | American Funds Growth Portfolio | Class ABLE-F-2
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.47%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.42%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 01, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 43
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	146
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	258
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 587
American Funds Growth Portfolio | American Funds Growth Portfolio | Class 529-F-2
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.49%
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	157
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	274
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 616
American Funds Growth Portfolio | American Funds Growth Portfolio | Class R-5
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.43%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 44
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	138
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	241
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 542
American Funds Growth Portfolio | American Funds Growth Portfolio | Class R-6
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.38%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	122
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	213
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 480
American Funds Growth Portfolio | American Funds Growth Portfolio | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 643
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	789
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	947
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,407
American Funds Growth Portfolio | American Funds Growth Portfolio | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.47%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 250
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	465
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	803
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,551
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	150
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	465
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	803
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,551
American Funds Growth Portfolio | American Funds Growth Portfolio | Class F-1
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 918
American Funds Growth Portfolio | American Funds Growth Portfolio | Class F-2
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.47%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 48
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	151
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	263
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 591
American Funds Growth Portfolio | American Funds Growth Portfolio | Class 529-A
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.24%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 424
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	581
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	752
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,248
American Funds Growth Portfolio | American Funds Growth Portfolio | Class 529-C
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.51%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 254
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	477
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	824
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,319
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	154
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	477
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	824
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,319
American Funds Growth Portfolio | American Funds Growth Portfolio | Class 529-E
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.99%
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,213
American Funds Growth Portfolio | American Funds Growth Portfolio | Class 529-F-1
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.79%
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 978
American Funds Growth Portfolio | American Funds Growth Portfolio | Class R-1
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.47%
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.47%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 150
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	465
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	803
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,757
American Funds Growth Portfolio | American Funds Growth Portfolio | Class R-2
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 149
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	797
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,746
American Funds Growth Portfolio | American Funds Growth Portfolio | Class R-3
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,236
American Funds Growth Portfolio | American Funds Growth Portfolio | Class R-4
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 883
American Funds Growth Portfolio | American Funds Growth Portfolio | Class R-2E
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 120
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	649
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,432
American Funds Growth Portfolio | MSCI® All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.53%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.10%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.80%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.10%
American Funds Growth Portfolio | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	25.02%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.53%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.10%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.88%
American Funds Growth Portfolio | Class R-5E
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	20.47%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.19%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.42%
Performance Inception Date	oef_PerfInceptionDate	Nov. 20, 2015
American Funds Growth Portfolio | Class F-3
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	20.60%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.35%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.04%
Performance Inception Date	oef_PerfInceptionDate	Jan. 27, 2017
American Funds Growth Portfolio | Class ABLE-A
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.08%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.29%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.67%
Performance Inception Date	oef_PerfInceptionDate	Jul. 13, 2018
American Funds Growth Portfolio | Class 529-F-3
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	20.55%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.97%
Performance Inception Date	oef_PerfInceptionDate	Oct. 30, 2020
American Funds Growth Portfolio | Class ABLE-F-2
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	20.53%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.00%
Performance Inception Date	oef_PerfInceptionDate	Oct. 30, 2020
American Funds Growth Portfolio | Class 529-F-2
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	20.47%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.90%
Performance Inception Date	oef_PerfInceptionDate	Oct. 30, 2020
American Funds Growth Portfolio | Class R-5
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	20.53%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.29%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.87%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.54%
Performance Inception Date	oef_PerfInceptionDate	May 18, 2012
American Funds Growth Portfolio | Class R-6
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	20.61%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.34%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.93%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.59%
Performance Inception Date	oef_PerfInceptionDate	May 18, 2012
American Funds Growth Portfolio | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.33%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.65%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.90%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.70%
Performance Inception Date	oef_PerfInceptionDate	May 18, 2012
American Funds Growth Portfolio | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	18.32%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.14%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.89%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.67%
Performance Inception Date	oef_PerfInceptionDate	May 18, 2012
American Funds Growth Portfolio | Class F-1
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	20.14%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.94%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.52%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.19%
Performance Inception Date	oef_PerfInceptionDate	May 18, 2012
American Funds Growth Portfolio | Class F-2
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	1.72%
Annual Return [Percent]	oef_AnnlRtrPct	7.70%
Annual Return [Percent]	oef_AnnlRtrPct	25.36%
Annual Return [Percent]	oef_AnnlRtrPct	(6.35%)
Annual Return [Percent]	oef_AnnlRtrPct	27.45%
Annual Return [Percent]	oef_AnnlRtrPct	25.72%
Annual Return [Percent]	oef_AnnlRtrPct	18.85%
Annual Return [Percent]	oef_AnnlRtrPct	(26.70%)
Annual Return [Percent]	oef_AnnlRtrPct	29.12%
Annual Return [Percent]	oef_AnnlRtrPct	20.48%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	20.48%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.25%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.82%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.48%
Performance Inception Date	oef_PerfInceptionDate	May 18, 2012
American Funds Growth Portfolio | Class F-2 | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	18.89%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.00%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.57%
American Funds Growth Portfolio | Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.33%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.76%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.60%
American Funds Growth Portfolio | Class 529-A
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.94%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.13%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.11%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.85%
Performance Inception Date	oef_PerfInceptionDate	May 18, 2012
American Funds Growth Portfolio | Class 529-C
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	18.27%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.08%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.07%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.81%
Performance Inception Date	oef_PerfInceptionDate	May 18, 2012
American Funds Growth Portfolio | Class 529-E
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	19.91%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.68%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.25%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.90%
Performance Inception Date	oef_PerfInceptionDate	May 18, 2012
American Funds Growth Portfolio | Class 529-F-1
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	20.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.16%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.74%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.40%
Performance Inception Date	oef_PerfInceptionDate	May 18, 2012
American Funds Growth Portfolio | Class R-1
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	19.31%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.14%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.72%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.38%
Performance Inception Date	oef_PerfInceptionDate	May 18, 2012
American Funds Growth Portfolio | Class R-2
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	19.34%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.16%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.73%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.39%
Performance Inception Date	oef_PerfInceptionDate	May 18, 2012
American Funds Growth Portfolio | Class R-3
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	19.84%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.64%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.21%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.87%
Performance Inception Date	oef_PerfInceptionDate	May 18, 2012
American Funds Growth Portfolio | Class R-4
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	20.17%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.97%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.55%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.22%
Performance Inception Date	oef_PerfInceptionDate	May 18, 2012
American Funds Growth Portfolio | Class R-2E
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	19.64%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.46%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.09%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.67%
Performance Inception Date	oef_PerfInceptionDate	Aug. 29, 2014

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
[2]	Commonwealth Savers Plan, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least January 1, 2027. Subject to the terms of its contractual arrangement with the investment adviser, Commonwealth Savers Plan may elect to extend, modify or terminate the waiver at that time.